N-2 - USD ($)			6 Months Ended	12 Months Ended
		Sep. 30, 2020	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Cover [Abstract]
Entity Central Index Key			0001788420
Amendment Flag			false
Document Type			N-CSRS
Entity Registrant Name			Keystone Private Income Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period September 30, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.13	$101.13	$100.00	$100.00
Income from Investment Operations:
Net investment income[1]	4.66	9.96	9.08	—
Net realized and unrealized gain (loss) on investments[2]	(0.60)	0.13	(0.75)	—
Total from investment operations	4.06	10.09	8.33	—

Distributions to investors:
From net investment income	(4.67)	(10.09)	(7.20)	—
Total distributions to investors	(4.67)	(10.09)	(7.20)	—

Net Asset Value, end of year/period	$100.52	$101.13	$101.13	$100.00

Total Return[3]	4.08%[10]	10.44%	8.57%	0.00%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$28,609	$12,122	$2,391	$62

Net expenses	3.54%[5,11]	4.82%[6]	4.36%[7]	0.00%[4]

Net investment income	9.94%[5,11]	9.85%[6]	8.98%[7]	0.00%[4]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[8]	36,510,000	64,926,293	29,432,666	5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[8]	25,279	11,710	12,037	14,265

Portfolio Turnover Rate[9]	27%[10]	63%	53%	1%[4]
*	Commencement of offering of Class D shares.
[1]	Per share data is computed using the average shares method.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Class D Shares commencement occurred after income and expense were allocated as of September 30, 2020.
[5]

If distribution and servicing fees of 0.90%, incentive fees of 0.69%, line of credit expenses of 0.13%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 1.77% for the six months ended March 31, 2023.

[6]

If distribution and servicing fees of 0.90%, incentive fees of 1.90%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 3.01% for the year ended September 30, 2022.

[7]

If distribution and servicing fees of 0.91%, incentive fees of 1.74%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.84% for the year ended September 30, 2021.

[8]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[9]	Calculated at Fund level.
[10]	Not annualized.
[11]	Annualized, except for incentive fees.
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period July 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.28	$101.28	$100.58	$100.00
Income from Investment Operations:
Net investment income[1]	5.02	10.71	9.12	1.37
Net realized and unrealized gain (loss) on investments[2]	(0.62)	0.05	(0.16)	0.60
Total from investment operations	4.40	10.76	8.96	1.97

Distributions to investors:
From net investment income	(5.01)	(10.76)	(8.26)	(1.39)
Total distributions to investors	(5.01)	(10.76)	(8.26)	(1.39)

Net Asset Value, end of year/period	$100.67	$101.28	$101.28	$100.58

Total Return[3]	4.42%[4]	11.16%	9.21%	1.97%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$144,224	$117,699	$70,988	$20,726

Net expenses	2.92%[5,6]	4.18%[7]	4.12%[8]	3.43%[5,9]

Net investment income	10.66%[5,6]	10.58%[7]	9.00%[8]	6.12%[5,9]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[10]	36,510,000	64,926,293	29,432,666	5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[10]	25,279	11,710	12,037	14,265

Portfolio Turnover Rate[11]	27%[4]	63%	53%	1%[4]
*	Commencement of operations.
[1]	Per share data is computed using the average shares method.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.
[5]	Annualized, except for incentive fees.
[6]

If distribution and servicing fees of 0.25%, incentive fees of 0.71%, line of credit expenses of 0.13%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 1.14% for the six months ended March 31, 2023.

[7]

If distribution and servicing fees of 0.25%, incentive fees of 1.92%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.38% for the year ended September 30, 2022.

[8]

If distribution and servicing fees of 0.25%, incentive fees of 1.64%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.08% for the year ended September 30, 2021.

[9]

If distribution and servicing fees of 0.14%, incentive fees of 0.25%, and line of credit expenses of 0.29% had been excluded, the expense ratios would have been decreased by 0.68% for the period ended September 30, 2020.

[10]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[11]	Calculated at Fund level.
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$100.96	$100.96	$100.76	$100.53
Income from Investment Operations:
Net investment income[1]	4.98	10.90	9.52	1.67
Net realized and unrealized gain (loss) on investments[2]	(0.55)	(0.07)	(0.55)	(0.19)
Total from investment operations	4.43	10.83	8.97	1.48

Distributions to investors:
From net investment income	(5.04)	(10.83)	(8.77)	(1.25)
Total distributions to investors	(5.04)	(10.83)	(8.77)	(1.25)

Net Asset Value, end of year/period	$100.35	$100.96	$100.96	$100.76

Total Return[3]	4.47%[4]	11.27%	9.24%	1.47%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$55,160	$23,003	$64,570	$11,755

Net expenses	2.74%[5,6]	4.08%[7]	3.84%[8]	3.43%[5,9]

Net investment income	10.57%[5,6]	10.80%[7]	9.42%[8]	11.35%[5,9]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[10]	36,510,000	64,926,293	29,432,666	5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[10]	25,279	11,710	12,037	14,265

Portfolio Turnover Rate[11]	27%[4]	63%	53%	1%[4]
*	Commencement of offering of Class I shares.
[1]	Per share data is computed using the average shares method.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.
[5]	Annualized, except for incentive fees.
[6]

If distribution and servicing fees of 0.15%, incentive fees of 0.67%, line of credit expenses of 0.11%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 0.98% for the six months ended March 31, 2023.

[7]

If distribution and servicing fees of 0.15%, incentive fees of 1.94%, line of credit expenses of 0.16%, and other transaction related expenses of 0.05% had been excluded, the expense ratios would have been decreased by 2.30% for the year ended September 30, 2022.

[8]

If distribution and servicing fees of 0.15%, incentive fees of 1.69%, line of credit expenses of 0.13%, and other transaction related expenses of 0.06% had been excluded, the expense ratios would have been decreased by 2.03% for the year ended September 30, 2021.

[9]

If distribution and servicing fees of 0.15%, incentive fees of 0.30%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.82% for the period ended September 30, 2020.

[10]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[11]	Calculated at Fund level.
	For the Six Months Ended March 31, 2023 (Unaudited)	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Period August 1, 2020* through September 30, 2020
Net Asset Value, beginning of year/period	$101.28	$101.28	$100.56	$100.53
Income from Investment Operations:
Net investment income[1]	5.14	10.94	9.49	1.68
Net realized and unrealized gain (loss) on investments[2]	(0.61)	0.07	(0.27)	(0.21)
Total from investment operations	4.53	11.01	9.22	1.47

Distributions to investors:
From net investment income	(5.14)	(11.01)	(8.50)	(1.44)
Total distributions to investors	(5.14)	(11.01)	(8.50)	(1.44)

Net Asset Value, end of year/period	$100.67	$101.28	$101.28	$100.56

Total Return[3]	4.55%[4]	11.43%	9.49%	1.46%[4]

Ratios and Supplemental Data:
Net Assets, end of year/period (in thousands)	$658,430	$535,110	$185,090	$32,680

Net expenses	2.66%[5,6]	3.93%[7]	3.82%[8]	3.25%[5,9]

Net investment income	10.90%[5,6]	10.81%[7]	9.37%[8]	11.41%[5,9]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Borrowings-Revolving Loan Agreement[10]	36,510,000	64,926,293	29,432,666	5,000,000
Asset Coverage Per $1,000 of Borrowings
Borrowings-Revolving Loan Agreement[10]	25,279	11,710	12,037	14,265

Portfolio Turnover Rate[11]	27%[4]	63%	53%	1%[4]
*	Commencement of offering of Class Z shares.
[1]	Per share data is computed using the average shares method.
[2]

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

[3]

Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

[4]	Not annualized.
[5]	Annualized, except for incentive fees.
[6]

If incentive fees of 0.70%, line of credit expenses of 0.14%, and other transaction related expense of 0.05% had been excluded, the expense ratios would have been decreased by 0.89% for the six months ended March 31, 2023.

[7]

If incentive fees of 1.91%, line of credit expenses of 0.16%, and other transaction related expense of 0.05% had been excluded, the expense ratios would have been decreased by 2.12% for the year ended September 30, 2022.

[8]

If incentive fees of 1.66%, line of credit expenses of 0.13%, and other transaction related expense of 0.06% had been excluded, the expense ratios would have been decreased by 1.85% for the year ended September 30, 2021.

[9]	If incentive fees of 0.29%, and line of credit expenses of 0.37% had been excluded, the expense ratios would have been decreased by 0.66% for the period ended September 30, 2020.
[10]

As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.

[11]	Calculated at Fund level.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Keystone Private Income Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated August 26, 2019 (the “Declaration of Trust”). Keystone National Group, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on July 1, 2020.

The Fund offers five separate classes (each a “Class”) of shares of beneficial interest (“Shares”) designated as Class A, Class D, Class Y Class I, and Class Z Shares. Shareholders own Shares of the Fund. Each class of Shares is subject to different fees and expenses. The Fund may offer additional classes of Shares in the future.

The Fund’s primary investment objective is to produce current income. The Investment Manager manages the Fund’s portfolio with a view toward producing current income, managing liquidity and protecting against downside scenarios. Under normal market conditions, the Fund will seek to achieve its investment objective by opportunistically investing, directly or indirectly, a majority of its net assets (plus any borrowings for investment purposes) in a wide range of private credit-oriented or other cash flow producing investments. For purposes of the Fund’s strategy, such investments may include corporate loans and credit facilities, equipment leasing transactions, real estate backed loans, corporate and consumer receivables, and other specialty finance opportunities or income-producing assets. The Fund may allocate its assets through a wide range of investment vehicles and structures, including among others as senior debt and also as subordinated debt, preferred equity and common equity investments. There can be no assurance that the Fund will achieve its investment objective.

Risk Factors [Table Text Block]	Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Investment Manager Incentive Fee Risk

Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest or gains that have been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income or unrealized gains that the Fund never received or realized, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received or gains it never realized. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Private Credit

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including without limitation first and second lien senior secured loans, subordinated or unsecured debt and preferred equity arrangements. From time to time these investments might include equity features such as warrants, options, or common stock depending on the strategy of the investor and the financing requirements of the company or asset.

Loans to private companies, businesses and operators can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the collateral that secures the investment, variability in the issuer’s cash flows, the size of the issuer, the quality of collateral securing debt and the degree to which such collateral covers the accompanying debt obligations. The businesses in which the Fund invests may be levered, and the investments made by the Fund will generally not be rated by national credit rating agencies. The loans in which the Fund will invest may be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

Pandemic Risk

The global outbreak of a novel strain of coronavirus (COVID-19) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

The Fund and Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its Investment Manager and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s Investment Manager rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

Russia-Ukraine Conflict Risk

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the Fund’s performance and the value of the Fund’s investments.

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital Stock

The minimum initial investment in Class A Shares and Class Y Shares by any investor is $50,000, the minimum initial investment in Class D Shares and Class I Shares by any investor is $5,000,000, and the minimum initial investment by any investor in Class Z Shares is $10,000,000. However, the Fund, in its sole discretion, may accept investments in any Class of Shares below these minimums. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements. Class Y and Class D Shares were issued at $100.00 per share and Class A, Class I, and Class Z Shares were issued at $100.53 per share.

Class A Shares and Class D Shares are subject to a sales charge of up to 3.50%. No sales charge is expected to be charged with respect to investments by the Investment Manager or its affiliates, and their respective directors, principals, officers and employees and others in the Investment Manager’s sole discretion. The full amount of the sales charge may be reallowed to brokers or dealers participating in the offering. Your financial intermediary may impose additional charges when you purchase Shares of the Fund. Neither Class I, Class Y nor Class Z Shares are subject to any sales charge.

Because the Fund is a closed-end fund, and Shareholders do not have the right to require the Fund to redeem Shares, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, in order to provide a limited degree of liquidity to Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Investment Manager expects to ordinarily recommend that the Board authorize the Fund to offer to repurchase Shares from Shareholders quarterly with March 31, June 30, September 30 and December 31 valuation dates (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

If the interval between the date of purchase of Shares and the valuation date with respect to the repurchase of such Shares is less than 365 calendar days, then such repurchase will be subject to a 2.00% early repurchase fee payable to the Fund. In determining whether the repurchase of Shares is subject to an early repurchase fee, the Fund will repurchase that portion of the Shares held the longest first.

For the six months ended March 31, 2023, the Fund’s capital stock transactions are reported on the Statements of Changes in Net Assets.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Investment Manager Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Manager Incentive Fee Risk

Any Incentive Fee payable by the Fund that relates to its net investment income may be computed and paid on income that may include interest or gains that have been accrued or are unrealized, but not yet received or realized. The Investment Manager is not under any obligation to reimburse the Fund for any part of the Incentive Fee it received that was based on accrued income or unrealized gains that the Fund never received or realized, and such circumstances would result in the Fund’s paying an Incentive Fee on income it never received or gains it never realized. The Incentive Fee payable by the Fund to the Investment Manager may create an incentive for it to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement. The way in which the Incentive Fee payable to the Investment Manager is determined may encourage it to use leverage to increase the return on the Fund’s investments. Under certain circumstances, the use of leverage may increase the likelihood of default, which would disfavor Shareholders. Such a practice could result in the Fund’s investing in more speculative securities than would otherwise be in its best interests, which could result in higher investment losses, particularly during cyclical economic downturns.

Private Credit [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Credit

Private credit is a common term for unregistered debt investments made through privately negotiated transactions. Private credit investments may be structured using a range of financial instruments, including without limitation first and second lien senior secured loans, subordinated or unsecured debt and preferred equity arrangements. From time to time these investments might include equity features such as warrants, options, or common stock depending on the strategy of the investor and the financing requirements of the company or asset.

Loans to private companies, businesses and operators can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the collateral that secures the investment, variability in the issuer’s cash flows, the size of the issuer, the quality of collateral securing debt and the degree to which such collateral covers the accompanying debt obligations. The businesses in which the Fund invests may be levered, and the investments made by the Fund will generally not be rated by national credit rating agencies. The loans in which the Fund will invest may be rated below investment grade if they were rated. Below investment grade securities, which are often referred to as “junk,” have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal.

Pandemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Pandemic Risk

The global outbreak of a novel strain of coronavirus (COVID-19) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

The Fund and Investment Manager have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and that the Fund, its portfolio and assets are protected. However, in the event of a pandemic or an outbreak, such as COVID-19, there can be no assurance that the Fund, its Investment Manager and service providers, or the Fund’s portfolio companies, will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. A pandemic or disease could also impair the information technology and other operational systems upon which the Fund’s Investment Manager rely and could otherwise disrupt the ability of the Fund’s service providers to perform essential tasks.

Russia-Ukraine Conflict Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Russia-Ukraine Conflict Risk

In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on the Fund’s performance and the value of the Fund’s investments.

Banking Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Class D Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]	$ 5,000,000	$ 36,510,000	$ 64,926,293	$ 29,432,666
Senior Securities Average Market Value per Unit	[1]	$ 14,265	$ 25,279	$ 11,710	$ 12,037
Class Y Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[2]	$ 5,000,000	$ 36,510,000	$ 64,926,293	$ 29,432,666
Senior Securities Average Market Value per Unit	[2]	$ 14,265	$ 25,279	$ 11,710	$ 12,037
Class I Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[3]	$ 5,000,000	$ 36,510,000	$ 64,926,293	$ 29,432,666
Senior Securities Average Market Value per Unit	[3]	$ 14,265	$ 25,279	$ 11,710	$ 12,037
Class Z Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[4]	$ 5,000,000	$ 36,510,000	$ 64,926,293	$ 29,432,666
Senior Securities Average Market Value per Unit	[4]	$ 14,265	$ 25,279	$ 11,710	$ 12,037

[1]	As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.
[2]	As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.
[3]	As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.
[4]	As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission (the “SEC”), the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act.